GOODWILL AND INTANGIBLE ASSETS (Schedule of Acquired Finite-Lived Intangible Assets) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization charges related to intangible assets	(7,007,170)	(5,950,973)
Impairment charges	(377,567)
Total intangible assets with definite lives, net	12,972,153	1,708,267
Useful lives of intangible assets with definite lives, in years	5 years
Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful lives of intangible assets with definite lives, in years	3 years
Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful lives of intangible assets with definite lives, in years	5 years
Customer list [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	10,191,240	6,291,240
Trade name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	6,070,000	120,000
Copyrights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	192,000	192,000
Internet domain names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	3,903,650	1,056,000